Investments and Advances Due Within One Year (Detail) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Current
Advances	¥ 790	¥ 1,350
Certificates of deposit	1,366
Other		472
Other Investments and Marketable Securities Current, Total	2,487	3,714
Corporate bonds
Current
Marketable securities	331	31
U.S. government and agency debt securities
Current
Marketable securities		¥ 1,861